Stock Option and Incentive Plan (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Exercise price range one [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 0.38
Exercise Price, Upper Range	$ 19.12
Number of options outstanding	840
Weighted Average Remaining Contractual Life (in Years)	5 years 9 months 4 days
Weighted Average Exercise Price, Outstanding	$ 16.52
Number of Options, Exercisable	562
Weighted Average Exercise Price, Exercisable	$ 16.34
Exercise price range two [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 19.94
Exercise Price, Upper Range	$ 26.38
Number of options outstanding	1,259
Weighted Average Remaining Contractual Life (in Years)	3 years 11 months 12 days
Weighted Average Exercise Price, Outstanding	$ 23.32
Number of Options, Exercisable	907
Weighted Average Exercise Price, Exercisable	$ 24.14
Exercise price range three [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 26.43
Exercise Price, Upper Range	$ 26.57
Number of options outstanding	1,661
Weighted Average Remaining Contractual Life (in Years)	8 years 11 days
Weighted Average Exercise Price, Outstanding	$ 26.56
Number of Options, Exercisable	377
Weighted Average Exercise Price, Exercisable	$ 26.56
Exercise price range four [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 26.68
Exercise Price, Upper Range	$ 28.59
Number of options outstanding	2,655
Weighted Average Remaining Contractual Life (in Years)	5 years 10 months 24 days
Weighted Average Exercise Price, Outstanding	$ 27.78
Number of Options, Exercisable	1,542
Weighted Average Exercise Price, Exercisable	$ 27.79
Exercise price range five [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 28.66
Exercise Price, Upper Range	$ 29.14
Number of options outstanding	3,385
Weighted Average Remaining Contractual Life (in Years)	8 years 9 months
Weighted Average Exercise Price, Outstanding	$ 28.89
Number of Options, Exercisable	408
Weighted Average Exercise Price, Exercisable	$ 29.09
Exercise price range six [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 29.19
Exercise Price, Upper Range	$ 32.12
Number of options outstanding	2,792
Weighted Average Remaining Contractual Life (in Years)	7 years 10 months 2 days
Weighted Average Exercise Price, Outstanding	$ 30.16
Number of Options, Exercisable	789
Weighted Average Exercise Price, Exercisable	$ 31.50
Exercise price range seven [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 32.15
Exercise Price, Upper Range	$ 33.16
Number of options outstanding	2,673
Weighted Average Remaining Contractual Life (in Years)	5 years 2 months 19 days
Weighted Average Exercise Price, Outstanding	$ 33.07
Number of Options, Exercisable	2,636
Weighted Average Exercise Price, Exercisable	$ 33.08
Exercise price range eight [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 33.74
Exercise Price, Upper Range	$ 35.00
Number of options outstanding	1,285
Weighted Average Remaining Contractual Life (in Years)	5 years 7 days
Weighted Average Exercise Price, Outstanding	$ 34.81
Number of Options, Exercisable	1,185
Weighted Average Exercise Price, Exercisable	$ 34.79
Exercise price range nine [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 35.45
Exercise Price, Upper Range	$ 39.82
Number of options outstanding	1,104
Weighted Average Remaining Contractual Life (in Years)	4 years 8 months 23 days
Weighted Average Exercise Price, Outstanding	$ 36.62
Number of Options, Exercisable	1,104
Weighted Average Exercise Price, Exercisable	$ 36.62